Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	HUSSMAN INVESTMENT TRUST
Entity Central Index Key	0001110502
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000004198
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Growth Fund
Trading Symbol	HSGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Growth Fund	$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2024, our most reliable equity market valuation measures reached the steepest extreme in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Narrow speculation among a handful of large-cap technology stocks, coupled with growing divergence across a broader range of market internals, continued to suggest underlying risk-aversion among investors. Weakness in leading economic measures, particularly new orders, backlogs, and a shift in labor composition from full-time to part-time employment, remained at levels consistent with emerging risk of recession. Short and intermediate-term market action also became increasingly overextended during this period.

Amid these conditions, the Fund maintained a defensively hedged investment stance, consistent with its long-term, full-cycle, risk-managed discipline. The Adviser continues to view the 2022-2024 period as the extended peak of the third great speculative bubble in U.S. history. Given its intentionally defensive stance, the Fund’s performance during the fiscal year did not materially deviate from what could be expected approaching such extremes. The -8.72% total return of the Fund was attributable partly to the difference in performance between the stocks held by the Fund and the indices used to hedge, and partly to the loss of time value on defensive index put option positions. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

The following equity holdings achieved gains in excess of $2 million during the fiscal year ended June 30, 2024: Super Micro Computer, Meta Platforms, Sweetgreen, AppLovin, Alphabet, NetApp, Hibbett Sports, Amazon and ACM Research. Equity holdings with portfolio losses in excess of $2 million during this period were Canadian Solar, SolarEdge Technologies, United Natural Foods and Array Tech.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Growth Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,001	$10,742
Jun-2016	$8,251	$11,171
Jun-2017	$6,970	$13,170
Jun-2018	$6,774	$15,064
Jun-2019	$6,229	$16,633
Jun-2020	$6,613	$17,881
Jun-2021	$7,327	$25,175
Jun-2022	$7,652	$22,503
Jun-2023	$6,999	$26,912
Jun-2024	$6,389	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Growth Fund	- 8.72%	0.51%	- 4.38%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 323,686,535	$ 323,686,535
Holdings Count | Holding	209	209
Advisory Fees Paid, Amount	$ 3,530,509
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$323,686,535 Number of Portfolio Holdings209 Advisory Fee (net of waivers & recoupments)$3,530,509 Portfolio Turnover113%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	46.7%
Common Stocks	102.0%

As of June 30, 2024, 99.3% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index.

Largest Holdings [Text Block]

Top 10 Equity Holdings (% of net assets)

Holding Name	% of Net Assets
Novo Nordisk A/S - ADR	1.8%
ACM Research, Inc. - Class A	1.4%
Amgen, Inc.	1.2%
Hershey Company (The)	1.1%
Sweetgreen, Inc. - Class A	1.1%
Campbell Soup Company	1.1%
Akamai Technologies, Inc.	1.1%
Cognizant Technology Solutions Corporation - Class A	1.1%
Neurocrine Biosciences, Inc.	1.0%
Verizon Communications, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000212809
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Allocation Fund
Trading Symbol	HSAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Allocation Fund	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2024, our most reliable equity market valuation measures reached the steepest extreme in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Narrow speculation among a handful of large-cap technology stocks, coupled with growing divergence across a broader range of market internals, continued to suggest underlying risk-aversion among investors. Weakness in leading economic measures, particularly new orders, backlogs, and a shift in labor composition from full-time to part-time employment, remained at levels consistent with emerging risk of recession. Short and intermediate-term market action also became increasingly overextended during this period.

The Adviser continues to view the 2022-2024 period as the extended peak of the third great speculative bubble in U.S. history. Amid these conditions, the Fund maintained a largely hedged investment stance in equities, consistent with its long-term, full-cycle, risk-managed discipline. Short-term Treasury bill yields remained above 5% during the fiscal year, with lower yields prevailing on longer-term Treasury securities. The Fund held positions in bonds across the maturity spectrum, with an average duration of 2-4 years, and approximately 40-50% of bond holdings in Treasury inflation-protected securities. The 1.43% total return of the Fund reflected positive returns in the Fund’s fixed income holdings, while the hedged equity segment of the portfolio reduced overall performance due to a difference in performance between the stocks held by the Fund and the indices used to hedge. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

The following equity holdings achieved gains in excess of $100,000: Super Micro Computer, Meta Platforms, Sweetgreen, AppLovin, Alphabet, NetApp, Amazon and ACM Research. Equity holdings with portfolio losses in excess of $100,000 were Canadian Solar, SolarEdge Technologies, United Natural Foods and Array Tech.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg US EQ:FI 60:40 Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Jun-2020	$10,323	$10,988	$10,579	$10,950
Jun-2021	$12,357	$15,470	$10,543	$13,554
Jun-2022	$11,963	$13,828	$9,458	$11,992
Jun-2023	$12,210	$16,537	$9,369	$13,340
Jun-2024	$12,384	$20,598	$9,616	$15,433

Average Annual Return [Table Text Block]
	1 Year	Since Inception (August 27, 2019)
Hussman Strategic Allocation Fund	1.43%	4.51%
S&P 500® Index	24.56%	16.09%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.81%
Bloomberg US EQ:FI 60:40 Index	15.69%	9.37%

Performance Inception Date		Aug. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 26,587,431	$ 26,587,431
Holdings Count | Holding	219	219
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,587,431 Number of Portfolio Holdings219 Advisory Fee (net of waivers)$0 Portfolio Turnover129%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	19.9%
U.S. Treasury Obligations	33.9%
Common Stocks	62.2%

As of June 30, 2024, 89.4% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000 Index.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bills, 5.333%, due 10/31/24	7.4%
U.S. Treasury Bills, 5.318%, due 12/12/24	7.3%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 04/15/26	4.3%
U.S. Treasury Notes, 4.500%, due 03/31/26	3.8%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/31	2.0%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 04/15/27	1.9%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	1.9%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.9%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.5%
U.S. Treasury Bond, 3.000%, due 05/15/47	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000004199
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Total Return Fund
Trading Symbol	HSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Total Return Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Total Return Fund	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year ended June 30, 2024, short-term Treasury bill yields remained above 5%, with lower yields prevailing on longer-term Treasury securities. The Fund held positions in Treasury securities across the maturity spectrum, with an average duration of 2-4 years, and approximately 40-60% of bond holdings in Treasury inflation-protected securities.

The Fund held varying exposure in the stocks of companies in the precious metals industry, ranging between 5-15% of net assets. Historically, the strongest performance of precious metals shares has typically emerged either during periods of falling interest rates, or amid quite rapid and accelerating inflation. While inflationary pressures abated during the year, a combination of declining interest rates and emerging economic weakness continued to support exposure to this sector. The Fund held relatively smaller exposures in shares of companies in the utility and energy industries during the year. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

The 6.73% total return of the Fund during the fiscal year benefited from both the fixed income and equity holdings in the portfolio. The Fund has outperformed its benchmark, the Bloomberg U.S. Aggregate Total Return Index, for the past 1, 3, 5, 7, and 10 years, as well as since the Fund’s inception on September 12, 2002.

The following holdings achieved portfolio gains in excess of $250,000: Agnico Eagle Mines, NRG Energy, Anglogold Ashanti, Barrick Gold, Kinross Gold, SM Energy and a two U.S. Treasury Notes maturing in 2024 and 2025. Portfolio holdings with a loss in excess of $250,000 during this period were B2Gold and UGI.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
	Hussman Strategic Total Return Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,814	$10,186
Jun-2016	$10,828	$10,797
Jun-2017	$10,449	$10,763
Jun-2018	$10,430	$10,720
Jun-2019	$11,443	$11,564
Jun-2020	$13,045	$12,575
Jun-2021	$13,397	$12,533
Jun-2022	$12,843	$11,243
Jun-2023	$12,839	$11,137
Jun-2024	$13,704	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund	6.73%	3.67%	3.20%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 179,751,748	$ 179,751,748
Holdings Count | Holding	53	53
Advisory Fees Paid, Amount	$ 847,014
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$179,751,748 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$847,014 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Exchange-Traded Funds	1.8%
Money Market Funds	7.8%
Common Stocks	9.4%
U.S. Treasury Obligations	81.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Inflation-Protected Notes, 0.125%, due 04/15/27	11.6%
U.S. Treasury Bills, 5.318%, due 12/12/24	10.9%
U.S. Treasury Inflation-Protected Notes, 2.500%, due 01/15/29	8.3%
U.S. Treasury Notes, 1.375%, due 01/31/25	8.2%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 04/15/26	6.4%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/30	6.1%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/31	5.9%
U.S. Treasury Notes, 4.500%, due 03/31/26	5.5%
U.S. Treasury Notes, 2.125%, due 05/31/26	5.3%
U.S. Treasury Notes, 1.500%, due 08/15/26	5.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.